NET LOANS RECEIVABLE (Schedule of Nonaccrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	$ 607	$ 1,608
Average nonaccrual loans	865	1,774
Interest income that would have been recognized	51	118
Interest income recognized	14	95
Interest income foregone	40	59
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	408	477
Average nonaccrual loans	459	532
First Mortgage Loans - Construction [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans		701
Average nonaccrual loans	237	802
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans		280
Average nonaccrual loans	15	290
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	150	150
Average nonaccrual loans	150	150
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	49
Average nonaccrual loans	$ 4